Schedule of Outstanding Vested and Unexercised Common Stock Warrants (Details) - $ / shares	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total outstanding warrants	46,917	57,692	7,620	382
October 2021 [Member] | Vested and Unexercised Common Stock Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 1,512.00	$ 1,512.00
Total outstanding warrants	7,620	7,620
Expiration date	Oct. 13, 2026	Oct. 13, 2026
October 2022-1 [Member] | Vested and Unexercised Common Stock Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 324.00	$ 388.80
Total outstanding warrants	18,846	18,846
Expiration date	Oct. 12, 2027	Oct. 12, 2027
October 2022-2 [Member] | Vested and Unexercised Common Stock Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 0.00	$ 324.00
Total outstanding warrants	2,393	18,058
Expiration date	Oct. 12, 2027	Oct. 12, 2027
October Two Thousand Twenty Two Three [Member] | Vested and Unexercised Common Stock Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price		$ 0.00
Total outstanding warrants		13,168
Expiration date		Oct. 12, 2027
October 2022 [Member] | Vested and Unexercised Common Stock Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 388.80
Total outstanding warrants	18,058
Expiration date	Oct. 12, 2027